INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventory
	New Israeli Shekels
	December 31
	2016	2017
	In millions
Handsets and devices	60	60
Accessories and other	9	8
Spare parts	22	19
ISP modems, routers, servers and related equipment	5	6
	96	93

Write-offs recorded	6	5
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	673	558